Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Schedule of Effective Income Tax Rates (Text Block)

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
DPL	51.0%	34.0%	37.4%	35.3%

Effective Income Tax Rates

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
DPL	51.0%	34.0%	37.4%	35.3%